Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	Our provision for income taxes consisted of the following:

	December 31,
	2021	2020
Current:
Federal	$—	$—
State	(1)	1

Total current	(1)	1
Deferred:
Federal	(152)	152
State	—	—

Total deferred	(152)	152

Total provision for income taxes	$(153)	$153

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate
The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020
Expected income tax benefit at the federal statutory rate	$(8,502)	$(1,309)
State taxes, net of federal benefit	(42)	(2)
Research and development credit, net	—	(208)
Deferred tax on conversion to a corporation	—	907
Non-deductible items	2,129	3
Partnership loss	—	676
Other	—	1
Change in valuation allowance	6,262	85

Total	$(153)	$153

Summary of Significant Components of Deferred Tax Assets
Significant components of our deferred tax assets are summarized as follows:

	December 31,
	2021	2020
Deferred tax assets:
Federal and state new operating loss carryforwards	$6,844	$864
Research and development tax credits	207	207
Depreciation and amortization	25	29
Stock based compensation	55	—
Accruals and reserves	284	1

Gross deferred tax assets	$7,415	1,101
Less Valuation allowance	(6,347)	(85)

Net deferred tax assets	$1,068	$1,016
Deferred tax liabilities:
Capitalized internal use software	(1,068)	(1,168)

Net deferred tax liabilities	(1,068)	(1,168)

Net deferred tax liability	$—	$(152)

Summary of Changes in Gross Unrecognized Tax Benefits
The following is a summary of the changes in the Company’s gross unrecognized tax benefits:

December 31, 2020
Balance as of December 31, 2020	$77
Increase related to tax position taken	—

Balance as of December 31, 2021	$77